5. Lines of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Lines of Credit

On October 15, 2012, the Company entered into a revolving line of credit agreement with TVP Investments, LLC, a Georgia Limited Liability Company in the amount up to $500,000. The line of credit is unsecured, bears interest of 10% and has a maturity date of December 31, 2019. As of September 30, 2017, and December 31, 2016, the balance of the line of credit was $75,000. As of September 30, 2017, and December 31, 2016, the Company had accrued interest on this line of credit in the amounts of $28,043 and $22,418, respectively.

The Company has a business line of credit up to $3,000 with Wells Fargo bank. The line of credit is unsecured with a variable interest rate of approximately 18.0%. The balance owed as of September 30, 2017 and December 31, 2016 was zero.

	December 31, 2016	December 31, 2015
TVP Investments, LLC	$75,000	$75,000
Wells Fargo	–	1,459
	75,000	76,459
Less: current portion	(75,000)	(76,459)
Long-term portion	$–	$–

On October 15, 2012, the Company entered into a revolving line of credit agreement with TVP Investments, LLC, a Georgia Limited Liability Company in the amount up to $500,000. The line of credit is unsecured, bears interest of 10% and has a maturity date of October 15, 2017.

The Company has a business line of credit up to $3,000 with Well Fargo bank. The line of credit is unsecured with a variable interest rate of approximately 18.0%.

As of December 31, 2016, and 2015, the Company had a line of credit balance of $75,000 and $76,459, respectively. As of December 31, 2016 and 2015, the Company had accrued interest on these lines of credit in the amounts of $22,418 and $14,918, respectively.